DERIVATIVE FINANCIAL INSTRUMENTS - Disclosure of Derivative Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Financial Asset	$ 236	$ 277
Financial Liability	504	794
Current financial assets	149	167
Current financial liability	216	340
Non-current financial asset	87	110
Non-current financial liability	288	454
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Liability	126	122
Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Financial Liability	0	1
Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Financial Liability	284	553
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Financial Liability	0	28
Commodities contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Liability	94	90
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Asset	112	129
Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Financial Asset	6	3
Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Financial Asset	59	65
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Financial Asset	13	0
Commodities contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Asset	$ 46	$ 80